BASIC AND DILUTED LOSS PER SHARE (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Loss
Loss attributable to common shareholders	$ 24,442	$ 31,542
Weighted average number of common shares outstanding	529,779	521,459